ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 30, 2017 Vote	Nov. 05, 2015 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 18, 2018 USD ($)	Nov. 24, 2017 USD ($)
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)				99,999,999	99,999,999
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Proceeds from initial public offering | $						$ 94,627
Issuance cost, net | $						4,492
Payment of initial public offering costs | $					$ 1,377	$ 3,073
Ordinary shares, shares issued (in shares)				29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)				27,586,346	29,213,801
Number of share repurchased				1,627,455
Total consideration | $				$ 12,000
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001
Ordinary shares re-designated (in shares)		10,115,854
Ordinary shares issued (in shares)			5,500,000
Number of votes each share is entitled | Vote	1
Proceeds from initial public offering | $			$ 94,627
Conversion of ordinary shares			3,253,870
Conversion ratio of ordinary shares	1		1
Class B Ordinary Shares
ORDINARY SHARES
Number of votes each share is entitled | Vote	10
Conversion of ordinary shares			9,352,676
Conversion ratio of ordinary shares			1
American depositary shares
ORDINARY SHARES
Share repurchase program, authorized amount | $							$ 12,000	$ 50,000
Minimum
ORDINARY SHARES
Price per share | $ / shares				$ 6.50
Maximum
ORDINARY SHARES
Price per share | $ / shares				$ 8.00
RYB Education Limited | Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares issued (in shares)		13,047,947
Total proceeds from issuance of ordinary shares | $		$ 50,224